SHARE-BASED COMPENSATION (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
REVERSE TAKEOVER AND PRIVATE PLACEMENT
Stock options outstanding, beginning		6,260,000	1,543,000
Stock options granted		1,880,000	5,315,000
Stock options exercised		0	0
Stock options cancelled		(1,153,000)	598,000
Stock options outstanding, ending	6,987,000	6,987,000	6,260,000
Stock options exercisable	1,677,000	1,677,000	739,000
Stock options vested and expected to vest	6,987,000	6,987,000	6,260,000
Weighted-average exercise price outstanding, beginning		$ 0.97	$ 2.53
Weighted-average exercise price granted	$ 1.18	1.41	0.62
Weighted-average exercise price exercised		0	0
Weighted-average exercise price cancelled		1.60	1.67
Weighted-average exercise price outstanding, ending	0.95	0.95	0.97
Weighted-average exercise price exercisable	1.02	1.02	2.10
Weighted-average exercise price vested and expected to vest	$ 0.95	$ 0.95	$ 0.97
Weighted-average remaining contactual life outstanding, beginning balance		4 years 8 months 12 days	4 years 3 months 18 days
Weighted-average remaining contactual life outstanding, ending balance		2 years 7 months 6 days	4 years 8 months 12 days
Weighted-average remaining contactual life exercisable		3 years	3 years 2 months 12 days
Weighted-average remaining contactual life vested and expected to vest		2 years 7 months 6 days	4 years 8 months 12 days
Aggregate intrinsic value outstanding	$ 3,162	$ 3,162	$ 3,162
Aggregate intrinsic value exercisable	69	69	25
Aggregate intrinsic value vested and expected to vest	$ 2,254	$ 2,254	$ 3,162